Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated December 15, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised December 7, 2020), for the iShares Morningstar Small-Cap Value ETF (JKL), iShares Morningstar Large-Cap Value ETF (JKF), iShares Morningstar Mid-Cap ETF (JKG), iShares Morningstar Small-Cap ETF (JKJ), iShares Morningstar Small-Cap Growth ETF (JKK), iShares Morningstar Large-Cap ETF (JKD), iShares Morningstar Mid-Cap Growth ETF (JKH), and iShares Morningstar Mid-Cap Value ETF (JKI) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

The Board of Trustees (the “Board”) has approved the following changes for each Fund that are expected to be implemented on a date specified by the officers of the Trust, and such date shall be no earlier than March 19, 2021:

Current Fund Name and Ticker	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Small-Cap Value ETF (JKL)	N/A	ISCV	Morningstar® US Small Value IndexSM	Morningstar® US Small Cap Broad Value Extended IndexSM
iShares Morningstar Large-Cap Value ETF (JKF)	iShares Morningstar Value ETF	ILCV	Morningstar® US Large Value IndexSM	Morningstar® US Large-Mid Cap Broad Value IndexSM
iShares Morningstar Mid-Cap ETF (JKG)	N/A	IMCB	Morningstar® US Mid Core IndexSM	Morningstar® US Mid Cap IndexSM
iShares Morningstar Small-Cap ETF (JKJ)	N/A	ISCB	Morningstar® US Small Core IndexSM	Morningstar® US Small Cap Extended IndexSM
iShares Morningstar Small-Cap Growth ETF (JKK)	N/A	ISCG	Morningstar® US Small Growth IndexSM	Morningstar® US Small Cap Broad Growth Extended Index
iShares Morningstar Large-Cap ETF (JKD)	iShares Morningstar U.S. Equity ETF	ILCB	Morningstar® US Large Core IndexSM	Morningstar® US Large-Mid Cap IndexSM
iShares Morningstar Mid-Cap Growth ETF (JKH)	N/A	IMCG	Morningstar® US Mid Growth IndexSM	Morningstar® US Mid Cap Broad Growth IndexSM
iShares Morningstar Mid-Cap Value ETF (JKI)	N/A	IMCV	Morningstar® US Mid Value IndexSM	Morningstar® US Mid Cap Broad Value IndexSM

The following changes for the Funds are expected to be implemented no earlier than March 19, 2021.

Change in certain of the Funds’ “Investment Objective”

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of the iShares Morningstar Large-Cap Value ETF shall be deleted in its entirety and replaced with the following:

The iShares Morningstar Value ETF seeks to track the investment results of an index composed of large-and mid-capitalization U.S. equities that exhibit value characteristics.

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of the iShares Morningstar Large-Cap ETF shall be deleted in its entirety and replaced with the following:

The iShares Morningstar U.S. Equity ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities.

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKL shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar US Small Cap Broad Value Extended IndexSM (the “Underlying Index”), which measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “small capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to earnings, price-to-book value, price-to sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the financial services, consumer discretionary and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKF shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap Broad Value IndexSM (the “Underlying Index”), which measures the performance of stocks issued by large-mid capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the financial services and healthcare industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKG shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Mid Cap IndexSM (the “Underlying Index”), which measures the performance of stocks issued by mid-capitalization companies that have exhibited both “growth” and “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities and are included in the Underlying Index. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the industrial services and information technology industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKJ shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Small-Cap Extended IndexSM (the “Underlying Index”), which measures the performance of stocks issued by small-capitalization companies that have exhibited both “growth” and “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities and are included in the Underlying Index. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the healthcare services, information technology, consumer discretionary, and industrial services industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKK shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Small Cap Broad Growth Extended IndexSM (the “Underlying Index”), which measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the healthcare and information technology industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKD shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap IndexSM (the “Underlying Index”), which measures the performance of stocks issued by large-mid capitalization companies that have exhibited similar “growth” and “value” characteristics, as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “large-capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher than average historical and forecasted earnings, sales, equity and cash flow growth are designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities and are included in the Underlying Index. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the information technology industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKH shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Mid Growth IndexSM (the “Underlying Index”), which measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, book value and cash flow growth. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the healthcare and information technology industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKI shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Mid Cap Broad Value IndexSM (the “Underlying Index”), which measures the performance of stocks issued by mid-capitalization companies that have exhibited “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market (“NASDAQ”). The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the financial services and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Small-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated December 15, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised December 7, 2020), for the iShares Morningstar Small-Cap Value ETF (JKL), iShares Morningstar Large-Cap Value ETF (JKF), iShares Morningstar Mid-Cap ETF (JKG), iShares Morningstar Small-Cap ETF (JKJ), iShares Morningstar Small-Cap Growth ETF (JKK), iShares Morningstar Large-Cap ETF (JKD), iShares Morningstar Mid-Cap Growth ETF (JKH), and iShares Morningstar Mid-Cap Value ETF (JKI) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

The Board of Trustees (the “Board”) has approved the following changes for each Fund that are expected to be implemented on a date specified by the officers of the Trust, and such date shall be no earlier than March 19, 2021:

Current Fund Name and Ticker	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Small-Cap Value ETF (JKL)	N/A	ISCV	Morningstar® US Small Value IndexSM	Morningstar® US Small Cap Broad Value Extended IndexSM

The following changes for the Funds are expected to be implemented no earlier than March 19, 2021.

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKL shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar US Small Cap Broad Value Extended IndexSM (the “Underlying Index”), which measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “small capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to earnings, price-to-book value, price-to sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the financial services, consumer discretionary and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated December 15, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised December 7, 2020), for the iShares Morningstar Small-Cap Value ETF (JKL), iShares Morningstar Large-Cap Value ETF (JKF), iShares Morningstar Mid-Cap ETF (JKG), iShares Morningstar Small-Cap ETF (JKJ), iShares Morningstar Small-Cap Growth ETF (JKK), iShares Morningstar Large-Cap ETF (JKD), iShares Morningstar Mid-Cap Growth ETF (JKH), and iShares Morningstar Mid-Cap Value ETF (JKI) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

The Board of Trustees (the “Board”) has approved the following changes for each Fund that are expected to be implemented on a date specified by the officers of the Trust, and such date shall be no earlier than March 19, 2021:

Current Fund Name and Ticker	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Large-Cap Value ETF (JKF)	iShares Morningstar Value ETF	ILCV	Morningstar® US Large Value IndexSM	Morningstar® US Large-Mid Cap Broad Value IndexSM

The following changes for the Funds are expected to be implemented no earlier than March 19, 2021.

Change in certain of the Funds’ “Investment Objective”

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of the iShares Morningstar Large-Cap Value ETF shall be deleted in its entirety and replaced with the following:

The iShares Morningstar Value ETF seeks to track the investment results of an index composed of large-and mid-capitalization U.S. equities that exhibit value characteristics.

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKF shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap Broad Value IndexSM (the “Underlying Index”), which measures the performance of stocks issued by large-mid capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the financial services and healthcare industries or sectors. The components of the Underlying Index are likely to change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Mid-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated December 15, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised December 7, 2020), for the iShares Morningstar Small-Cap Value ETF (JKL), iShares Morningstar Large-Cap Value ETF (JKF), iShares Morningstar Mid-Cap ETF (JKG), iShares Morningstar Small-Cap ETF (JKJ), iShares Morningstar Small-Cap Growth ETF (JKK), iShares Morningstar Large-Cap ETF (JKD), iShares Morningstar Mid-Cap Growth ETF (JKH), and iShares Morningstar Mid-Cap Value ETF (JKI) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

The Board of Trustees (the “Board”) has approved the following changes for each Fund that are expected to be implemented on a date specified by the officers of the Trust, and such date shall be no earlier than March 19, 2021:

Current Fund Name and Ticker	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Mid-Cap ETF (JKG)	N/A	IMCB	Morningstar® US Mid Core IndexSM	Morningstar® US Mid Cap IndexSM

The following changes for the Funds are expected to be implemented no earlier than March 19, 2021.

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKG shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Mid Cap IndexSM (the “Underlying Index”), which measures the performance of stocks issued by mid-capitalization companies that have exhibited both “growth” and “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities and are included in the Underlying Index. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the industrial services and information technology industries or sectors. The components of the Underlying Index are likely to change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated December 15, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised December 7, 2020), for the iShares Morningstar Small-Cap Value ETF (JKL), iShares Morningstar Large-Cap Value ETF (JKF), iShares Morningstar Mid-Cap ETF (JKG), iShares Morningstar Small-Cap ETF (JKJ), iShares Morningstar Small-Cap Growth ETF (JKK), iShares Morningstar Large-Cap ETF (JKD), iShares Morningstar Mid-Cap Growth ETF (JKH), and iShares Morningstar Mid-Cap Value ETF (JKI) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

The Board of Trustees (the “Board”) has approved the following changes for each Fund that are expected to be implemented on a date specified by the officers of the Trust, and such date shall be no earlier than March 19, 2021:

Current Fund Name and Ticker	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Small-Cap ETF (JKJ)	N/A	ISCB	Morningstar® US Small Core IndexSM	Morningstar® US Small Cap Extended IndexSM

The following changes for the Funds are expected to be implemented no earlier than March 19, 2021.

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKJ shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Small-Cap Extended IndexSM (the “Underlying Index”), which measures the performance of stocks issued by small-capitalization companies that have exhibited both “growth” and “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities and are included in the Underlying Index. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the healthcare services, information technology, consumer discretionary, and industrial services industries or sectors. The components of the Underlying Index are likely to change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Small-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated December 15, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised December 7, 2020), for the iShares Morningstar Small-Cap Value ETF (JKL), iShares Morningstar Large-Cap Value ETF (JKF), iShares Morningstar Mid-Cap ETF (JKG), iShares Morningstar Small-Cap ETF (JKJ), iShares Morningstar Small-Cap Growth ETF (JKK), iShares Morningstar Large-Cap ETF (JKD), iShares Morningstar Mid-Cap Growth ETF (JKH), and iShares Morningstar Mid-Cap Value ETF (JKI) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

The Board of Trustees (the “Board”) has approved the following changes for each Fund that are expected to be implemented on a date specified by the officers of the Trust, and such date shall be no earlier than March 19, 2021:

Current Fund Name and Ticker	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Small-Cap Growth ETF (JKK)	N/A	ISCG	Morningstar® US Small Growth IndexSM	Morningstar® US Small Cap Broad Growth Extended Index

The following changes for the Funds are expected to be implemented no earlier than March 19, 2021.

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKK shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Small Cap Broad Growth Extended IndexSM (the “Underlying Index”), which measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the healthcare and information technology industries or sectors. The components of the Underlying Index are likely to change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar U.S. Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated December 15, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised December 7, 2020), for the iShares Morningstar Small-Cap Value ETF (JKL), iShares Morningstar Large-Cap Value ETF (JKF), iShares Morningstar Mid-Cap ETF (JKG), iShares Morningstar Small-Cap ETF (JKJ), iShares Morningstar Small-Cap Growth ETF (JKK), iShares Morningstar Large-Cap ETF (JKD), iShares Morningstar Mid-Cap Growth ETF (JKH), and iShares Morningstar Mid-Cap Value ETF (JKI) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

The Board of Trustees (the “Board”) has approved the following changes for each Fund that are expected to be implemented on a date specified by the officers of the Trust, and such date shall be no earlier than March 19, 2021:

Current Fund Name and Ticker	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Large-Cap ETF (JKD)	iShares Morningstar U.S. Equity ETF	ILCB	Morningstar® US Large Core IndexSM	Morningstar® US Large-Mid Cap IndexSM

The following changes for the Funds are expected to be implemented no earlier than March 19, 2021.

Change in certain of the Funds’ “Investment Objective”

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of the iShares Morningstar Large-Cap ETF shall be deleted in its entirety and replaced with the following:

The iShares Morningstar U.S. Equity ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities.

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKD shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap IndexSM (the “Underlying Index”), which measures the performance of stocks issued by large-mid capitalization companies that have exhibited similar “growth” and “value” characteristics, as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “large-capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher than average historical and forecasted earnings, sales, equity and cash flow growth are designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities and are included in the Underlying Index. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the information technology industry or sector. The components of the Underlying Index are likely to change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Mid-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated December 15, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised December 7, 2020), for the iShares Morningstar Small-Cap Value ETF (JKL), iShares Morningstar Large-Cap Value ETF (JKF), iShares Morningstar Mid-Cap ETF (JKG), iShares Morningstar Small-Cap ETF (JKJ), iShares Morningstar Small-Cap Growth ETF (JKK), iShares Morningstar Large-Cap ETF (JKD), iShares Morningstar Mid-Cap Growth ETF (JKH), and iShares Morningstar Mid-Cap Value ETF (JKI) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

The Board of Trustees (the “Board”) has approved the following changes for each Fund that are expected to be implemented on a date specified by the officers of the Trust, and such date shall be no earlier than March 19, 2021:

Current Fund Name and Ticker	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Mid-Cap Growth ETF (JKH)	N/A	IMCG	Morningstar® US Mid Growth IndexSM	Morningstar® US Mid Cap Broad Growth IndexSM

The following changes for the Funds are expected to be implemented no earlier than March 19, 2021.

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKH shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Mid Growth IndexSM (the “Underlying Index”), which measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, book value and cash flow growth. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the healthcare and information technology industries or sectors. The components of the Underlying Index are likely to change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Mid-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated December 15, 2020 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised December 7, 2020), for the iShares Morningstar Small-Cap Value ETF (JKL), iShares Morningstar Large-Cap Value ETF (JKF), iShares Morningstar Mid-Cap ETF (JKG), iShares Morningstar Small-Cap ETF (JKJ), iShares Morningstar Small-Cap Growth ETF (JKK), iShares Morningstar Large-Cap ETF (JKD), iShares Morningstar Mid-Cap Growth ETF (JKH), and iShares Morningstar Mid-Cap Value ETF (JKI) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

The Board of Trustees (the “Board”) has approved the following changes for each Fund that are expected to be implemented on a date specified by the officers of the Trust, and such date shall be no earlier than March 19, 2021:

Current Fund Name and Ticker	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Mid-Cap Value ETF (JKI)	N/A	IMCV	Morningstar® US Mid Value IndexSM	Morningstar® US Mid Cap Broad Value IndexSM

The following changes for the Funds are expected to be implemented no earlier than March 19, 2021.

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for JKI shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Mid Cap Broad Value IndexSM (the “Underlying Index”), which measures the performance of stocks issued by mid-capitalization companies that have exhibited “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market (“NASDAQ”). The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for trading. As of September 30, 2020, a significant portion of the Underlying Index is represented by securities of companies in the financial services and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.